Schedule of Changes in Projected Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Change in projected benefit obligation:
Service cost	$ 3,629	$ 3,766	$ 3,689
Interest cost	528	424	163
Change in plan assets:
Employer contributions	3,000	2,700
Amounts recognized in accumulated other comprehensive income:
Pension adjustment, net of taxes	(6,122)	2,846	2,514
Swiss Plan
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	62,554	59,518
Service cost	3,629	3,766
Interest cost	528	424
Benefits accumulated, net of benefits paid	103	1,474
Plan amendments		(4,068)
Actuarial (gain) loss on obligation	6,690	1,606
Participant contributions	1,557	1,415
Currency translation adjustment	(1,372)	(1,581)
Projected benefit obligation, end of period	73,483	62,554	59,518
Change in plan assets:
Plan assets at fair value, beginning of period	49,034	42,990
Actual return on plan assets	342	1,566
Employer contributions	2,965	2,731
Participant contributions	1,557	1,415
Benefits accumulated, net of benefits paid	103	1,474
Currency translation adjustment	(1,076)	(1,142)
Plan assets at fair value, end of period	52,719	49,034	$ 42,990
Other non-current assets:
Deferred tax asset	4,392	2,859
Other non-current liabilities:
Underfunded pension liability	20,764	13,520
Amounts recognized in accumulated other comprehensive income:
Pension adjustment, net of taxes	(11,784)	2,846
Accumulated benefit obligation, end of period	$ 69,682	$ 59,800